Investments and Fair Value Measurements (Tables)	12 Months Ended
Apr. 02, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities
The following is a summary of cash equivalents and available-for-sale securities as of April 2, 2016 and March 28, 2015 (in thousands):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
April 2, 2016
U.S. government/agency securities	$149,874	$19	$(1)	$149,892
Auction rate securities	2,150	—	(350)	1,800
Corporate debt	45,510	—	—	45,510
Money market funds	146,779	—	—	146,779
	$344,313	$19	$(351)	$343,981
March 28, 2015
U.S. government/agency securities	$197,516	$8	$(17)	$197,507
Auction rate securities	2,150	—	(400)	1,750
Corporate debt	43,164	—	(17)	43,147
Marketable equity securities	1,594	6,581	—	8,175
Money market funds	48,961	—	—	48,961
	$293,385	$6,589	$(434)	$299,540

Amortized cost of available-for-sale investments in debt securities with contractual maturities
The expected maturity distribution of cash equivalents and available-for-sale debt securities is as follows (in thousands):

	April 2, 2016		March 28, 2015
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Due in less than one year	$342,163	$342,181	$289,641	$289,615
Due after ten years	2,150	1,800	2,150	1,750
Total investments in debt securities	$344,313	$343,981	$291,791	$291,365

Fair value of the financial assets measured at fair value on a recurring basis
The fair value of the financial assets measured at fair value on a recurring basis was determined using the following levels of inputs as of April 2, 2016 and March 28, 2015 (in thousands):

	Total	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
April 2, 2016
Assets:
Available-for-sale securities
U.S. government/agency securities	$149,892	$149,892	$—
Auction rate securities (1)	1,800	—	1,800
Corporate debt (2)	45,510	—	45,510
Money market funds	146,779	146,779	—
Total available-for-sale securities	343,981	296,671	47,310
Invested funds in deferred compensation plan (3)	6,468	6,468	—
Total assets measured at fair value:	$350,449	$303,139	$47,310
Liabilities:
Deferred compensation plan obligation (3)	6,468	6,468	—
Total liabilities measured at fair value:	$6,468	$6,468	$—

March 28, 2015
Assets:
Available for-sale securities
U.S. government/agency securities	$197,507	$197,507	$—
Auction rate securities (1)	1,750	—	1,750
Corporate debt (2)	43,147	—	43,147
Marketable equity securities	8,175	8,175	—
Money market funds	48,961	48,961	—
Total available-for-sale securities	299,540	254,643	44,897
Invested funds in deferred compensation plan (3)	8,614	8,614	—
Total assets measured at fair value:	$308,154	$263,257	$44,897
Liabilities:
Deferred compensation plan obligation (3)	8,614	8,614	—
Total liabilities measured at fair value:	$8,614	$8,614	$—

(1) ARS are debt instruments with interest rates that reset through periodic short-term auctions. The Company's Level 2 ARS are valued based on quoted prices for identical or similar instruments in markets that are not active.
(2) Corporate debt includes corporate bonds and commercial paper which are valued using observable market prices for identical securities that are traded in less active markets.
(3) The non-qualified deferred compensation plan provides eligible employees and members of the Board of Directors with the opportunity to defer a specified percentage of their cash compensation. The Company includes the asset deferred by the participants in the “Other current assets” and “Other non-current assets” line items of its Consolidated Balance Sheets and the Company's obligation to deliver the deferred compensation in the "Other current liabilities" and “Other long-term liabilities” line items of its Consolidated Balance Sheets.